Advent Convertible Bond ETF
Schedule of Investments
May 31, 2026 (Unaudited)

CONVERTIBLE BONDS - 88.9%	Par	Value
Aerospace & Defense - 2.5%
AeroVironment, Inc., 0.00%, 07/15/2030 (a)	$ 780,000	$ 814,710

Automobiles - 3.6%
Rivian Automotive, Inc., 3.63%, 10/15/2030	811,000	841,165
Winnebago Industries, Inc., 3.25%, 01/15/2030	339,000	311,711
		1,152,876

Banks - 4.4%
Barclays Bank PLC, 1.00%, 02/16/2029	1,326,000	1,417,892

Biotechnology - 3.0%
Bridgebio Pharma, Inc., 2.25%, 02/01/2029	268,000	288,822
Halozyme Therapeutics, Inc., 0.25%, 03/01/2027	650,000	678,437
		967,259

Broadline Retail - 2.0%
Etsy, Inc., 0.13%, 09/01/2027	665,000	629,256

Capital Markets - 4.0%
Coinbase Global, Inc., 0.25%, 04/01/2030	1,334,000	1,298,983

Commercial Services & Supplies - 1.5%
Tetra Tech, Inc., 2.25%, 08/15/2028	455,000	472,176

Consumer Finance - 2.6%
Upstart Holdings, Inc.
2.00%, 10/01/2029	450,000	501,750
1.00%, 11/15/2030	400,000	325,000
		826,750

Electric Utilities - 2.3%
PG&E Corp., 4.25%, 12/01/2027	739,000	753,965

Electrical Equipment - 1.1%
Array Technologies, Inc., 1.00%, 12/01/2028	355,000	336,540

Electronic Equipment, Instruments & Components - 1.8%
Itron, Inc., 1.38%, 07/15/2030	592,000	578,976

Entertainment - 1.2%
Live Nation Entertainment, Inc., 2.88%, 01/15/2030	349,000	399,954

Financial Services - 3.6%
Affirm Holdings, Inc., 0.75%, 12/15/2029	589,000	652,798
Global Payments, Inc., 1.50%, 03/01/2031	564,000	509,856
		1,162,654

Food Products - 0.7%
Freshpet, Inc., 3.00%, 04/01/2028	215,000	239,510

Ground Transportation - 1.9%
Lyft, Inc., 0.63%, 03/01/2029	590,000	618,084

Health Care Equipment & Supplies - 10.8%
Alphatec Holdings, Inc., 0.75%, 03/15/2030	690,000	633,033
Dexcom, Inc., 0.38%, 05/15/2028	497,000	466,062
Enovis Corp., 3.88%, 10/15/2028	454,000	442,582
Haemonetics Corp., 2.50%, 06/01/2029	484,000	480,709
Integer Holdings Corp., 1.88%, 03/15/2030	400,000	382,000
Omnicell, Inc., 1.00%, 12/01/2029	460,000	501,112
Tandem Diabetes Care, Inc., 1.50%, 03/15/2029	590,000	578,495
		3,483,993

Health Care Providers & Services - 1.0%
Guardant Health, Inc., 0.00%, 11/15/2027 (a)	275,000	320,060

Hotels, Restaurants & Leisure - 6.6%
DraftKings Holdings, Inc., 0.00%, 03/15/2028 (a)	679,000	626,377
Marriott Vacations Worldwide Corp., 3.25%, 12/15/2027	656,000	639,928
NCL Corp. Ltd., 1.13%, 02/15/2027	304,000	298,832
Shake Shack, Inc., 0.00%, 03/01/2028 (a)	596,000	560,240
		2,125,377

Household Durables - 0.9%
Meritage Homes Corp., 1.75%, 05/15/2028	305,000	299,815

Interactive Media & Services - 0.9%
Snap, Inc., 0.50%, 05/01/2030	339,000	284,336

IT Services - 2.1%
Cloudflare, Inc., 0.00%, 08/15/2026 (a)	255,000	327,446
Snowflake, Inc., 0.00%, 10/01/2027 (a)	210,000	353,262
		680,708

Life Sciences Tools & Services - 1.5%
Repligen Corp., 1.00%, 12/15/2028	478,000	480,652

Oil, Gas & Consumable Fuels - 1.3%
Northern Oil & Gas, Inc., 3.63%, 04/15/2029	417,000	414,706

Pharmaceuticals - 2.1%
Amphastar Pharmaceuticals, Inc., 2.00%, 03/15/2029	407,000	366,858
Pacira BioSciences, Inc., 2.13%, 05/15/2029	327,000	320,917
		687,775

Professional Services - 1.5%
Parsons Corp., 2.63%, 03/01/2029	465,000	470,720

Semiconductors & Semiconductor Equipment - 5.5%
Enphase Energy, Inc., 0.00%, 03/01/2028 (a)	706,000	658,536
Microchip Technology, Inc., 0.75%, 06/01/2030	1,019,000	1,127,909
		1,786,445

Software - 13.7%

BILL Holdings, Inc., 0.00%, 04/01/2030 (a)	437,000		385,631
Box, Inc., 1.50%, 09/15/2029	330,000		322,080
Cleanspark, Inc., 0.00%, 06/15/2030 (a)	275,000		414,288
Datadog, Inc., 0.00%, 12/01/2029 (a)	277,000		383,906
Five9, Inc., 1.00%, 03/15/2029	345,000		307,843
Guidewire Software, Inc., 1.25%, 11/01/2029	475,000		484,025
MARA Holdings, Inc., 2.13%, 09/01/2031	329,000		371,637
Nutanix, Inc., 0.50%, 12/15/2029	332,000		330,008
Progress Software Corp., 3.50%, 03/01/2030	344,000		327,694
Strategy, Inc., 0.88%, 03/15/2031	623,000		698,414
Unity Software, Inc., 0.00%, 03/15/2030 (a)	320,000		375,200
			4,400,726

Specialty Retail - 1.2%
GameStop Corp., 0.00%, 04/01/2030 (a)	400,000		398,200

Technology Hardware, Storage & Peripherals - 3.6%
Super Micro Computer, Inc.
2.25%, 07/15/2028	340,000		382,129
3.50%, 03/01/2029	767,000		776,812
			1,158,941
TOTAL CONVERTIBLE BONDS (Cost $27,658,869)			28,662,039

CONVERTIBLE PREFERRED STOCKS - 7.9%	Shares		Value
Banks - 7.9%
Bank of America Corp., Series L, 7.25%, Perpetual	1,016		1,225,591
Wells Fargo & Co., Series L, 7.50%, Perpetual	1,139		1,336,411
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,549,747)			2,562,002

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.2%	Shares		Value
First American Government Obligations Fund - Class X, 3.55% (b)	1,362,896		1,362,896
TOTAL MONEY MARKET FUNDS (Cost $1,362,896)			1,362,896

TOTAL INVESTMENTS - 101.0% (Cost $31,571,512)			32,586,937
Liabilities in Excess of Other Assets - (1.0)%		(0.01039)	(335,146)
TOTAL NET ASSETS - 100.0%			$ 32,251,791

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Zero coupon bonds make no periodic interest payments.
(b)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Advent Convertible Bond ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Convertible Bonds	$ –	$ 28,662,039	$ –(a)	$ 28,662,039
Convertible Preferred Stocks	2,562,002	–	–	2,562,002
Money Market Funds	1,362,896	–	–	1,362,896
Total Investments	$ 3,924,898	$ 28,662,039	$ –	$ 32,586,937

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
During the period, Barclays Bank PLC was transferred from Level 3 to Level 2 of the fair value hierarchy as observable market inputs for the instrument became available. In accordance with the fair value accounting standards, the transfer was recognized at the end of the reporting period and reflects a change in the significance of inputs used to determine fair value.